April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.0%
Corporate — 2.0%
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	$7,330	$ 7,692,477
Series A, 5.25%, 05/01/55(a)	720	746,979
Series D, 5.00%, 03/01/55(a)	3,140	3,344,630
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	3,750	3,871,139
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,410	1,443,690
Series B, 5.25%, 03/01/55	3,070	3,175,968
Total Municipal Bonds in Alabama		20,274,883
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	3,725	2,160,500
Georgia — 1.5%
Corporate — 1.5%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	10,000	10,144,096
Series C, 5.00%, 12/01/54(a)	5,000	5,291,852
Total Municipal Bonds in Georgia		15,435,948
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	1,750	1,824,183
Kentucky — 1.7%
Corporate — 1.7%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	16,145	17,113,427
New York — 126.7%
Corporate — 6.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	385	385,525
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	29,940	30,826,089
New York Liberty Development Corp., RB, 5.50%, 10/01/37	2,500	2,937,871
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	11,610	13,284,724
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	6,455	6,834,498
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,910	3,039,095
AMT, 5.00%, 10/01/40	9,050	9,285,933
		66,593,735
County/City/Special District/School District — 22.7%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	2,000	2,224,668
Series A, Sustainability Bonds, 5.00%, 11/01/42	3,890	4,299,265
Series A, Sustainability Bonds, 5.00%, 11/01/43	4,720	5,186,106
Series A, Sustainability Bonds, 5.00%, 11/01/48	6,540	6,856,085
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.25%, 11/01/55	10,000	10,654,601
Security	Par (000)	Value
County/City/Special District/School District (continued)
Build NYC Resource Corp., RB
Class A, 5.38%, 12/01/46	$1,000	$ 1,079,824
Class A, 5.50%, 12/01/51	1,450	1,528,605
City of New York, GO
Series A-1, 5.00%, 08/01/47	7,265	7,468,408
Series A-1, 5.00%, 08/01/53	2,390	2,446,286
Series D, 5.38%, 06/01/32	25	25,047
Series F-1, 5.00%, 03/01/44	2,000	2,086,859
Series F-1, 5.00%, 04/01/45	4,950	5,026,464
Series F-1, 4.00%, 03/01/47	5,000	4,592,682
Series G, 5.25%, 02/01/53	2,500	2,622,002
Series G-1, 5.25%, 02/01/50	2,500	2,626,925
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	8,265	7,717,257
Series A, 4.25%, 04/01/52	5,000	4,808,616
Series A, 4.00%, 04/01/54	3,300	3,033,733
County of Nassau New York, Refunding GOL
Series A, (Q-SBLF), 4.00%, 04/01/49	4,235	3,940,741
Series B, (AGM), 5.00%, 04/01/49	5,000	5,178,878
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/35	500	358,413
(AGM), 0.00%, 03/01/39	7,380	4,288,778
(AGM), 0.00%, 03/01/42	3,710	1,807,740
(BAM-TCRS), 0.00%, 03/01/43	4,330	1,995,699
(BAM-TCRS), 0.00%, 03/01/45	2,000	814,327
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	7,995	7,454,348
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.50%, 05/01/52	2,500	2,676,920
Sub-Series E-1, 5.00%, 02/01/43	2,945	2,973,189
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,072,225
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,847,630
Series A-1, Subordinate, 5.50%, 05/01/50	5,000	5,416,510
Series B, Subordinate, 4.38%, 05/01/53	7,000	6,702,660
Series C-S, Subordinate, 5.00%, 05/01/50	3,275	3,369,338
Series F-1, Subordinate, 5.00%, 02/01/44	785	824,389
Series F-1, Subordinate, 4.00%, 02/01/51	20,215	18,464,151
Series F-1, Subordinate, 5.25%, 02/01/52	2,500	2,628,491
Series H-1, Subordinate, 5.25%, 11/01/48	8,000	8,489,249
Series H-1, Subordinate, 5.50%, 11/01/51	1,045	1,124,371
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	4,825	2,302,829
Series B, Sub Lien, 0.00%, 11/15/47	12,340	4,257,205
Series B, Sub Lien, 0.00%, 11/15/48	6,215	2,024,439
Series B, Sub Lien, (AGM), 0.00%, 11/15/55	6,485	1,482,250
Series B, Sub Lien, (Q-SBLF), 0.00%, 11/15/56	10,590	2,293,842
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	680	680,444
Series 1, 3.00%, 02/15/42	3,050	2,545,700
Series A, Sustainability Bonds, 3.00%, 11/15/51	6,265	4,580,456
New York State Dormitory Authority, Refunding RB, Series A, 5.25%, 03/15/56	10,000	10,524,986
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	2,600	2,731,999
Schenectady County Capital Resource Corp., RB, Series A, 5.50%, 01/01/57	4,250	4,460,998
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	2,900	2,599,690

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB (continued)
Series A, 4.25%, 05/15/58	$12,655	$ 11,992,849
Series A, 4.50%, 05/15/63	5,000	4,892,035
Series A-1, 4.13%, 05/15/64	20,455	18,505,984
		231,587,186
Education — 8.7%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	1,249	24,979
4.00%, 07/01/51	1,294	25,881
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	515,352
5.00%, 10/01/48	410	375,364
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	348,944
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	3,875	3,439,275
Series A, 5.13%, 05/01/38	660	661,924
Series A, 5.50%, 05/01/48	270	263,952
Sustainability Bonds, 5.75%, 06/01/52	1,000	972,207
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	1,500	1,404,147
Series A, 5.00%, 06/01/38	750	750,601
Series A, 5.00%, 06/01/43	975	975,472
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,193
5.00%, 05/01/39	125	125,084
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,750	1,750,222
5.00%, 07/01/44	500	500,027
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,710	1,763,129
4.00%, 07/01/49	3,000	2,625,994
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	5,000	4,541,428
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	4,190	4,346,522
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	12,670	11,361,712
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	9,520	11,064,148
Series A, 5.00%, 07/01/46	900	906,495
Sustainability Bonds, 5.00%, 07/01/50	4,000	4,079,410
Series A, Sustainability Bonds, 5.00%, 07/01/48	1,465	1,524,250
Series A, Sustainability Bonds, 5.25%, 07/01/50	1,275	1,353,298
Series A, Sustainability Bonds, 5.25%, 07/01/55	3,250	3,418,883
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	5,855	5,864,513
Series A, 4.00%, 07/01/47	1,285	1,146,561
Series A, 4.00%, 07/01/49	1,080	929,133
Series A, 5.00%, 07/01/50	7,565	7,507,942
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,071,813
5.00%, 12/01/43	8,000	8,386,331
4.00%, 12/01/47	4,000	3,799,666
Security	Par (000)	Value
Education (continued)
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	$5	$ 4,937
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	1,000	1,042,915
		89,042,704
Health — 10.3%
Albany Capital Resource Corp., Refunding RB, Series A, 5.50%, 05/01/55	9,000	9,555,461
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	7,250	7,359,457
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	3,755	3,633,003
Class A, 5.50%, 07/01/47	2,305	2,142,860
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	3,815	3,831,613
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 12/01/32	1,250	1,251,531
Series A, 5.00%, 12/01/37	1,530	1,530,654
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	9,615	8,344,538
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	2,600	2,769,041
Series 1-A, 4.00%, 07/01/51	14,750	13,435,477
Series A, 4.00%, 07/01/50	2,705	2,388,203
Series A, 5.13%, 11/15/55	800	798,600
Series A-1, (AG), 5.50%, 07/01/55	5,000	5,331,238
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	840	691,361
4.25%, 05/01/52	11,000	9,891,729
5.00%, 05/01/52	12,995	13,195,007
Class A, 5.25%, 05/01/54	5,200	5,377,903
Series 1, 4.00%, 07/01/47	8,000	7,402,206
Oneida County Local Development Corp., RB, Class A, (AG), 4.00%, 12/01/46	1,100	1,012,965
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	1,615	1,616,904
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	110,042
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,530	1,543,686
5.00%, 07/01/56	1,715	1,537,876
		104,751,355
Housing — 12.3%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.90%, 11/01/50	7,500	7,555,621
Sustainability Bonds, (AGM), 4.80%, 02/01/53	6,000	5,982,059
Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	12,455	12,504,466
Series A, Sustainability Bonds, 4.75%, 11/01/48	1,065	1,074,005
Series A, Sustainability Bonds, (AGM), 4.70%, 08/01/54	8,000	7,915,021
Series A, Sustainability Bonds, (AGM), 5.20%, 02/01/55	5,645	5,729,729
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	2,004,696
Series A-1, Sustainability Bonds, 4.80%, 11/01/55	9,435	9,459,531
Series B-1, Sustainability Bonds, 5.25%, 11/01/55	750	763,357
Series B-1, Class A, Sustainability Bonds, (AGM- CR), 4.65%, 11/01/49	3,000	3,007,044
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series C, Sustainability Bonds, (Q-SBLF), 4.95%, 02/01/55	$8,605	$ 8,652,814
Series C-1, Sustainability Bonds, 5.05%, 11/01/50	2,000	2,039,214
Series D, Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	13,420	13,466,751
Series D-1, Sustainability Bonds, (AGM-CR), 4.50%, 11/01/54	1,995	1,967,001
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	3,500	3,427,644
Series D-2, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 11/01/54	2,500	2,464,914
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	10,805	10,835,766
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	6,595	6,502,962
Series F-1A, Sustainability Bonds, 5.00%, 11/01/54	3,820	3,861,425
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.85%, 11/01/48	3,850	3,895,757
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.65%, 11/01/48	1,545	1,550,548
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	4,085	4,182,936
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	6,205	6,219,217
		125,062,478
State — 8.8%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	10,000	10,572,386
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	4,500	4,678,960
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/43	3,000	3,312,906
Series S-1, Subordinate, (AGM), 4.00%, 07/15/45	1,290	1,221,276
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	10,500	10,749,265
Series A, 5.00%, 03/15/45	6,000	6,130,426
Series A, 5.00%, 03/15/52	11,395	11,760,990
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	3,585	3,760,627
Series A, 4.00%, 03/15/54	18,340	16,467,976
Series D, 5.00%, 02/15/48	2,090	2,160,789
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/49	10,000	10,430,818
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/48	8,365	8,683,409
		89,929,828
Tobacco — 2.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	4,465	3,767,844
5.00%, 06/01/48	2,050	1,589,675
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,277	1,253,952
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	590	513,532
Series A-2B, 5.00%, 06/01/51	4,465	3,735,856
Security	Par (000)	Value
Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB (continued)
Series C, 4.00%, 06/01/51	$2,250	$ 1,598,709
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	4,380	4,276,255
TSASC Inc, Refunding RB, Series A, 5.00%, 06/01/41	2,810	2,829,787
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,865	3,998,698
Sub-Series C, 5.13%, 06/01/51	1,225	1,063,788
		24,628,096
Transportation — 37.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,815	2,828,292
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	18,785	18,998,619
Series A, (Q-SBLF), 4.00%, 02/15/47	5,185	4,775,480
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-2, Sustainability Bonds, 5.00%, 11/15/48	3,250	3,393,840
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	1,041,442
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,824,876
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,795	4,317,183
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	8,190	7,317,985
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,000	1,006,719
Series A, Sustainability Bonds, 5.50%, 11/15/47	10,000	10,677,470
Series A, Sustainability Bonds, 5.25%, 11/15/49	5,210	5,425,887
Series A-1, Sustainability Bonds, (Q-SBLF), 4.00%, 11/15/54	5,310	4,612,273
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,002,723
Series C-1, Sustainability Bonds, (Q-SBLF), 4.75%, 11/15/45	8,345	8,372,836
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,553,387
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	16,225	16,040,188
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,590	1,591,023
New York State Thruway Authority, Refunding RB
Series A, 5.25%, 01/01/56	3,000	3,162,716
Series P, 5.00%, 01/01/49	2,500	2,631,444
Series B, Subordinate, 4.00%, 01/01/50	4,605	4,047,192
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	9,075	9,767,639
AMT, 5.00%, 12/01/35	10,000	10,705,712
AMT, 5.00%, 12/01/36	3,715	3,956,385
AMT, 5.00%, 12/01/39	950	997,227
AMT, 5.00%, 12/01/40	1,040	1,086,938
AMT, 5.00%, 12/01/41	1,000	1,042,520
Series A, AMT, (AG-CR), 4.00%, 07/01/41	1,100	1,040,876
Series A, AMT, 5.00%, 07/01/46	16,495	16,414,123
Series A, AMT, 5.25%, 01/01/50	23,970	23,971,671
AMT, Sustainability Bonds, 6.00%, 06/30/50	2,000	2,137,079
AMT, Sustainability Bonds, 6.00%, 06/30/55	5,565	5,887,995
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/41	1,375	1,335,646
AMT, 4.00%, 10/31/46	5,325	4,844,256
AMT, Sustainability Bonds, (AG), 5.00%, 06/30/49	4,230	4,227,975
AMT, Sustainability Bonds, 6.00%, 06/30/54	7,000	7,279,567
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	2,000	2,009,068

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.25%, 06/30/60	$20,000	$ 20,257,304
AMT, Sustainability Bonds, 5.50%, 06/30/60	11,990	12,064,674
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,449,823
Series B, AMT, (AG), 5.00%, 12/31/54	5,000	3,281,567
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	8,275	8,363,698
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/45	1,105	1,036,592
Series 221, AMT, 4.00%, 07/15/55	2,470	2,169,946
Port Authority of New York & New Jersey, Refunding ARB
Series 240, 5.00%, 07/15/53	5,000	5,203,240
AMT, 5.00%, 01/15/47	8,000	8,265,030
Series 202, AMT, 5.00%, 10/15/34	5,000	5,078,850
Series 206, AMT, 5.00%, 11/15/47	10,000	10,085,813
Series 231, AMT, 5.50%, 08/01/52	3,060	3,229,525
Port Authority of New York & New Jersey, Refunding RB
Series 250, 5.25%, 10/15/55	5,000	5,345,906
Series 226, AMT, 5.00%, 10/15/39	3,105	3,269,794
Series 242, AMT, 5.00%, 12/01/39	2,000	2,174,824
Series 242, AMT, 5.00%, 12/01/48	5,000	5,162,485
Series 242, AMT, 5.00%, 12/01/53	2,795	2,858,078
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	8,335	8,696,119
Series A, 4.00%, 11/15/52	10,000	8,928,864
Series A, 5.25%, 12/01/54	12,450	13,181,191
Series A, 4.00%, 11/15/56	1,555	1,374,330
Series A, 5.50%, 11/15/57	8,350	8,817,227
Series A-1, 5.25%, 11/15/55	850	897,667
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,859,964
Series A-1, 5.00%, 05/15/51	3,260	3,347,875
Series A-1, 5.00%, 11/15/56	4,000	4,146,233
Series C, 5.00%, 05/15/47	8,730	9,067,903
Series C, 4.13%, 05/15/52	11,980	11,053,835
Series C, Sustainability Bonds, 5.25%, 11/15/42	1,800	2,006,762
		378,001,371
Utilities — 17.9%
Long Island Power Authority, RB
(Q-SBLF), 0.00%, 06/01/28(c)	3,515	3,286,572
(Q-SBLF), 5.00%, 09/01/42	14,000	14,286,987
5.00%, 09/01/47	1,555	1,574,199
Series C, (Q-SBLF), 5.25%, 09/01/29	4,000	4,273,470
Series E, Sustainability Bonds, 5.00%, 09/01/53	7,035	7,265,805
Long Island Power Authority, Refunding RB, Series A, 5.25%, 09/01/50	10,000	10,674,292
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/52	8,470	8,771,212
Series CC-1, 4.00%, 06/15/52	4,000	3,625,920
Sub Series AA-1, 5.00%, 06/15/55	10,000	10,323,766
Series BB, Subordinate, 5.25%, 06/15/56	10,000	10,577,027
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	8,735,412
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,775	4,637,909
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, Refunding RB (continued)
Series DD, 4.13%, 06/15/47	$7,300	$ 6,997,776
Series EE, 5.00%, 06/15/45	5,000	5,287,013
New York Power Authority, RB
Series A, Sustainability Bonds, (AG), 5.00%, 11/15/48	12,130	12,787,595
Series A, Sustainability Bonds, (AG), 5.00%, 11/15/53	9,060	9,427,504
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.13%, 11/15/58	6,430	6,716,324
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	12,295	11,254,645
Series A, Sustainability Bonds, 4.00%, 11/15/55	19,630	17,578,606
Series A, Sustainability Bonds, 4.00%, 11/15/60	1,610	1,419,382
New York State Environmental Facilities Corp., RB, Series A, Sustainability Bonds, 5.00%, 09/15/54	10,000	10,471,304
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	7,810	8,126,677
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	2,780	2,532,374
Utility Debt Securitization Authority, Refunding RB, Series 2, Sustainability Bonds, 5.00%, 06/15/53	2,085	2,176,097
		182,807,868
Total Municipal Bonds in New York		1,292,404,621
Puerto Rico — 3.2%
State — 3.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	966	921,014
Series A-1, Restructured, 5.00%, 07/01/58	11,984	11,640,119
Series A-2, Restructured, 4.78%, 07/01/58	2,057	1,959,683
Series A-2, Restructured, 4.33%, 07/01/40	1,288	1,273,408
Series B-1, Restructured, 4.75%, 07/01/53	1,016	968,686
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,280,791
Series B-2, Restructured, 4.78%, 07/01/58	1,449	1,380,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	18,549	6,611,670
Total Municipal Bonds in Puerto Rico		33,035,819
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	9,600	10,292,790
Total Municipal Bonds — 136.5% (Cost: $1,375,156,012)		1,392,542,171
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New York — 30.0%
County/City/Special District/School District — 6.9%
Battery Park City Authority, RB, Sustainability Bonds, Series A, 5.00%, 11/01/53	11,865	12,322,899
City of New York, GO
Series B, 5.25%, 10/01/47	5,395	5,647,043
Series E1, 5.25%, 04/01/44	10,000	10,766,244
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GOL(g)
Series A, 5.00%, 04/01/49	$13,495	$ 14,160,956
Series A, 5.00%, 04/01/55	10,000	10,368,893
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Class A, 5.25%, 05/15/52(g)	16,500	17,298,824
		70,564,859
Education — 1.4%
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56(g)	13,430	14,512,582
Housing — 1.3%
New York City Housing Development Corp., Series 2025-ZF, 5.00%, 11/01/55	12,505	12,639,154
State — 6.1%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,237,395
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/55	10,000	10,324,690
Series B, 5.00%, 03/15/54(g)	14,275	14,732,428
Series C, 5.50%, 03/15/53(g)	15,000	16,144,331
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46(g)	10,305	10,807,041
		62,245,885
Transportation — 6.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sustainability Bonds, Series B-2, 5.00%, 11/15/47(g)	20,005	21,016,283
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,512,569
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 200, 5.50%, 08/01/52(g)	14,000	14,814,708
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	9,500	9,814,417
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 4.13%, 05/15/52	5,000	4,613,454
Series C, 5.25%, 05/15/52(g)	15,000	15,677,640
		68,449,071
Utilities — 7.6%
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	28,245	29,750,396
Sub Series CC-1, 5.25%, 06/15/54	10,000	10,505,380
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.25%, 06/15/48(g)	17,390	18,517,565
Utility Debt Securitization Authority, Refunding RB, Sustainability Bonds, Series 2, 5.00%, 12/15/50(g)	17,500	18,366,616
		77,139,957
Total Municipal Bonds in New York		305,551,508
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.0% (Cost: $300,893,770)		305,551,508

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(h)	30,966	$ 54,191
Total Warrants — 0.0% (Cost: $ — )		54,191
Total Long-Term Investments — 166.5% (Cost: $1,676,049,782)		1,698,147,870
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(i)(j)	20,784,492	20,786,570
Total Short-Term Securities — 2.0% (Cost: $20,786,570)		20,786,570
Total Investments — 168.5% (Cost: $1,696,836,352)		1,718,934,440
Liabilities in Excess of Other Assets — (27.8)%		(284,372,521)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.0)%		(213,873,211)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (19.7)%		(200,841,780)
Net Assets Applicable to Common Shares — 100.0%		$ 1,019,846,928

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2030 to June 15, 2033, is
$149,649,392.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 22,688,818	$ —	$ (1,902,248)(a)	$ —	$ —	$ 20,786,570	20,784,492	$ 191,887	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,392,542,171	$ —	$ 1,392,542,171
Municipal Bonds Transferred to Tender Option Bond Trusts	—	305,551,508	—	305,551,508
Warrants	—	—	54,191	54,191
Short-Term Securities
Money Market Funds	20,786,570	—	—	20,786,570
	$20,786,570	$1,698,093,679	$54,191	$1,718,934,440
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(212,509,990)	$—	$(212,509,990)
VRDP Shares at Liquidation Value	—	(505,000,000)	—	(505,000,000)
	$—	$(717,509,990)	$—	$(717,509,990)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency